Servicing Activities (Components Of Mortgage Servicing Fees) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Servicing Activities [Abstract]
Contractual servicing fees, net of guarantee fees and including subservicing	$ 62	$ 281	$ 344
Late fees	2	7	9
Ancillary fees	4	12	12
Total mortgage servicing fees	$ 68	$ 300	$ 365